Taxation - Schedule of a Reconciliation between the Group’s Actual Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of a Reconciliation Between the Group’s Actual Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
Loss before income tax	$ (14,551,328)	$ (23,218,076)	$ (5,344,659)
Loss tax expense at statutory tax rate	(3,637,833)	(5,804,519)	(1,336,164)
Additional deduction for R&D expenses	(7,426,068)	(11,671,270)	(1,087,622)
Investment loss/(income)	20,405	(18,886)	35,795
Non-deductible expenses	111,079	222,400	278,277
Tax effect of tax rate in a different jurisdiction	2,175,361	139,523	51,119
Effect of preferential tax rates	(2,388,224)	7,904,562	5,259
Deferred tax effect of tax rate change	(715,120)		538,660
Change in valuation allowance	(4,148,501)	15,011,112	1,697,503
Write-off of net operating loss (“NOL”)	123,034	78,655	477,828
Prior year true-up of NOL	15,885,867	(2,073,885)
Income tax expense		$ 3,787,692	$ 660,655